Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 6 and 7 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.52)%	2.67%
Return After Taxes on Distributions	(6.27)	1.80
Return After Taxes on Distributions and Sale of Fund Shares	(3.10)	1.67
CLASS C SHARES
Return Before Taxes	(2.65)	3.41
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.18)	3.92
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.07	4.40
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(1.60)	3.04

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2020 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 22 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.48)%	5.10%
Return After Taxes on Distributions	(6.29)	4.20
Return After Taxes on Distributions and Sale of Fund Shares	(3.09)	3.54
CLASS C SHARES
Return Before Taxes	(2.65)	5.86
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.19)	7.31
S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.06	7.57
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(0.99)	6.30

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2025 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 30 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.57)%	6.01%
Return After Taxes on Distributions	(6.34)	5.13
Return After Taxes on Distributions and Sale of Fund Shares	(3.13)	4.26
CLASS C SHARES
Return Before Taxes	(2.73)	6.78
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.25)	8.03
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.00)[2]	8.30
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX[3]
(Reflects No Deduction for Taxes)	(1.06)	7.38

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	Amount rounds to less than 0.005%.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2030 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 38 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.71)%	6.78%
Return After Taxes on Distributions	(6.46)	5.92
Return After Taxes on Distributions and Sale of Fund Shares	(3.21)	4.87
CLASS C SHARES
Return Before Taxes	(2.85)	7.55
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.30)	8.74
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.05)	9.01
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.37)	8.19

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2035 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 46 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.77)%	7.38%
Return After Taxes on Distributions	(6.51)	6.56
Return After Taxes on Distributions and Sale of Fund Shares	(3.25)	5.37
CLASS C SHARES
Return Before Taxes	(2.92)	8.16
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.35)	9.30
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.10)	9.57
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.31)	8.99

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2040 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 54 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(6.02)%	7.65%
Return After Taxes on Distributions	(6.76)	6.83
Return After Taxes on Distributions and Sale of Fund Shares	(3.38)	5.58
CLASS C SHARES
Return Before Taxes	(3.18)	8.42
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	9.70
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.15)	9.98
LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.74)	9.08

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2045 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 62 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.87)%	7.63%
Return After Taxes on Distributions	(6.60)	6.78
Return After Taxes on Distributions and Sale of Fund Shares	(3.30)	5.55
CLASS C SHARES
Return Before Taxes	(3.05)	8.41
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.02
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.21)	9.37
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.51)	9.52

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2050 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 70 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.94)%	7.64%
Return After Taxes on Distributions	(6.68)	6.78
Return After Taxes on Distributions and Sale of Fund Shares	(3.34)	5.55
CLASS C SHARES
Return Before Taxes	(3.08)	8.41
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.34
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.22)	10.62
LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.69)	9.20

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 78 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.87)%	7.53%
Return After Taxes on Distributions	(6.58)	6.50
Return After Taxes on Distributions and Sale of Fund Shares	(3.31)	5.39
CLASS C SHARES
Return Before Taxes	(3.03)	8.31
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.54)	10.57
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.29)	10.85
LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.59)	10.00

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 6 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(0.96)%	4.18%
Return After Taxes on Distributions	(1.82)	3.23
Return After Taxes on Distributions and Sale of Fund Shares	(0.52)	2.81
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.18)	3.92
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.07	4.40
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(1.60)	3.04

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2020 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 21-22 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(0.90)%	6.66%
Return After Taxes on Distributions	(1.81)	5.68
Return After Taxes on Distributions and Sale of Fund Shares	(0.49)	4.72
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.19)	7.31
S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.06	7.57
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(0.99)	6.30

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2025 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 28-29 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(0.97)%	7.60%
Return After Taxes on Distributions	(1.85)	6.63
Return After Taxes on Distributions and Sale of Fund Shares	(0.53)	5.47
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.25)	8.03
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.00)[2]	8.30
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX[3]
(Reflects No Deduction for Taxes)	(1.06)	7.38

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	Amount rounds to less than 0.005%.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2030 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 35-36 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.09)%	8.36%
Return After Taxes on Distributions	(1.95)	7.42
Return After Taxes on Distributions and Sale of Fund Shares	(0.60)	6.09
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.30)	8.74
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.05)	9.01
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.37)	8.19

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2035 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 42-43 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.21)%	8.97%
Return After Taxes on Distributions	(2.06)	8.06
Return After Taxes on Distributions and Sale of Fund Shares	(0.67)	6.59
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.35)	9.30
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.10)	9.57
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.31)	8.99

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2040 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 49-50 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.42)%	9.24%
Return After Taxes on Distributions	(2.26)	8.34
Return After Taxes on Distributions and Sale of Fund Shares	(0.78)	6.81
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	9.70
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.15)	9.98
LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.74)	9.08

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2045 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 56-57 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.34)%	9.22%
Return After Taxes on Distributions	(2.18)	8.28
Return After Taxes on Distributions and Sale of Fund Shares	(0.73)	6.77
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.02
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.21)	9.37
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.51)	9.52

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2050 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 63-64 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.38)%	9.23%
Return After Taxes on Distributions	(2.22)	8.28
Return After Taxes on Distributions and Sale of Fund Shares	(0.75)	6.78
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.34
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.22)	10.62
LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.69)	9.20

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 70-71 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.30)%	9.12%
Return After Taxes on Distributions	(2.12)	8.01
Return After Taxes on Distributions and Sale of Fund Shares	(0.72)	6.60
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.54)	10.57
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.29)	10.85
LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.59)	10.00

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 6 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.30)%	3.78%
Return After Taxes on Distributions	(1.98)	3.01
Return After Taxes on Distributions and Sale of Fund Shares	(0.72)	2.57
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.18)	3.92
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.07	4.40
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(1.60)	3.04

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2020 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 21-22 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.25)%	6.24%
Return After Taxes on Distributions	(1.98)	5.44
Return After Taxes on Distributions and Sale of Fund Shares	(0.69)	4.48
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.19)	7.31
S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.06	7.57
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(0.99)	6.30

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2025 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 28-29 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.38)%	7.16%
Return After Taxes on Distributions	(2.08)	6.37
Return After Taxes on Distributions and Sale of Fund Shares	(0.76)	5.21
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.25)	8.03
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.00)[2]	8.30
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX[3]
(Reflects No Deduction for Taxes)	(1.06)	7.38

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	Amount rounds to less than 0.005%.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2030 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 35-36 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.50)%	7.93%
Return After Taxes on Distributions	(2.18)	7.18
Return After Taxes on Distributions and Sale of Fund Shares	(0.83)	5.83
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.30)	8.74
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.05)	9.01
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.37)	8.19

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2035 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 42-43 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.62)%	8.53%
Return After Taxes on Distributions	(2.29)	7.80
Return After Taxes on Distributions and Sale of Fund Shares	(0.90)	6.32
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.35)	9.30
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.10)	(9.57)
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.31)	8.99

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2040 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 49-50 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.78)%	8.81%
Return After Taxes on Distributions	(2.45)	8.10
Return After Taxes on Distributions and Sale of Fund Shares	(0.99)	6.56
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	9.70
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.15)	9.98
LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.74)	9.08

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2045 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 56-57 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.75)%	8.78%
Return After Taxes on Distributions	(2.41)	8.03
Return After Taxes on Distributions and Sale of Fund Shares	(0.97)	6.51
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.02
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.21)	9.37
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.51)	9.52

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2050 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 63-64 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.78)%	8.78%
Return After Taxes on Distributions	(2.45)	8.02
Return After Taxes on Distributions and Sale of Fund Shares	(0.98)	6.51
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.34
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.22)	10.62
LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.69)	9.20

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 70-71 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.68)%	8.69%
Return After Taxes on Distributions	(2.31)	7.77
Return After Taxes on Distributions and Sale of Fund Shares	(0.93)	6.35
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.54)	10.57
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.29)	10.85
LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.59)	10.00

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 6 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	5.54%	4.48%
Return After Taxes on Distributions	4.54	3.52
Return After Taxes on Distributions and Sale of Fund Shares	3.13	3.03
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.01	4.16
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.27	4.59
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	5.30	3.66

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2020 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 13-14 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	6.51%	6.63%
Return After Taxes on Distributions	5.48	5.63
Return After Taxes on Distributions and Sale of Fund Shares	3.67	4.70
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.22	7.29
S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.49	7.56
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	5.58	6.14

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2025 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 20-21 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	6.97%	7.46%
Return After Taxes on Distributions	5.97	6.48
Return After Taxes on Distributions and Sale of Fund Shares	3.94	5.37
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.82	7.98
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	8.09	8.25
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	6.33	7.14

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2030 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 27-28 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	7.57%	8.18%
Return After Taxes on Distributions	6.59	7.23
Return After Taxes on Distributions and Sale of Fund Shares	4.27	5.97
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	8.35	8.65
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	8.62	8.92
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	7.04	8.04

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2035 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 34-35 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	8.01%	8.76%
Return After Taxes on Distributions	7.04	7.83
Return After Taxes on Distributions and Sale of Fund Shares	4.52	6.44
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	8.85	9.20
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.12	9.47
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	7.34	8.61

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2040 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 41-42 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	8.53%	9.08%
Return After Taxes on Distributions	7.56	8.17
Return After Taxes on Distributions and Sale of Fund Shares	4.81	6.71
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.23	9.60
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.50	9.87
LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	0.36	2.79

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2045 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 48-49 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	8.54%	9.07%
Return After Taxes on Distributions	7.58	8.12
Return After Taxes on Distributions and Sale of Fund Shares	4.82	6.68
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.54	9.91
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.81	9.47
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	7.76	9.12

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2050 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 55-56 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	8.53%	9.07%
Return After Taxes on Distributions	7.57	8.12
Return After Taxes on Distributions and Sale of Fund Shares	4.81	6.68
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.74	10.21
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	10.01	10.48
LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	7.87	8.90

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 62-63 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	8.59%	9.00%
Return After Taxes on Distributions	7.63	7.92
Return After Taxes on Distributions and Sale of Fund Shares	4.85	6.55
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.94	10.43
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	10.22	10.71
LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	8.00	9.54

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 6 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(0.66)%	4.44%
Return After Taxes on Distributions	(1.62)	3.39
Return After Taxes on Distributions and Sale of Fund Shares	(0.35)	2.96
CLASS R5 SHARES
Return Before Taxes	(0.71)	4.40
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.18)	3.92
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.07	4.40
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(1.60)	3.04

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2020 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 21-22 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(0.65)%	6.92%
Return After Taxes on Distributions	(1.67)	5.83
Return After Taxes on Distributions and Sale of Fund Shares	(0.36)	4.88
CLASS R5 SHARES
Return Before Taxes	(0.70)	6.88
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.19)	7.31
S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.06	7.57
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(0.99)	6.30

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2025 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 29-30 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(0.67)%	7.87%
Return After Taxes on Distributions	(1.66)	6.79
Return After Taxes on Distributions and Sale of Fund Shares	(0.86)	5.63
CLASS R5 SHARES
Return Before Taxes	(0.77)	7.82
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.25)	8.03
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.00)[2]	8.30
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX[3]
(Reflects No Deduction for Taxes)	(1.06)	7.38

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	Amount rounds to less than 0.005%.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2030 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 37-38 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(0.85)%	8.62%
Return After Taxes on Distributions	(1.81)	7.58
Return After Taxes on Distributions and Sale of Fund Shares	(0.46)	6.25
CLASS R5 SHARES
Return Before Taxes	(0.95)	8.56
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.30)	8.74
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.05)	9.01
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.37)	8.19

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2035 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 45-46 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(0.97)%	9.24%
Return After Taxes on Distributions	(1.92)	8.22
Return After Taxes on Distributions and Sale of Fund Shares	(0.53)	6.75
CLASS R5 SHARES
Return Before Taxes	(1.01)	9.20
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.35)	9.30
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.10)	(9.57)
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.31)	8.99

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2040 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 53-54 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(1.13)%	9.51%
Return After Taxes on Distributions	(2.08)	8.50
Return After Taxes on Distributions and Sale of Fund Shares	(0.61)	6.97
CLASS R5 SHARES
Return Before Taxes	(1.23)	9.46
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	9.70
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.15)	9.98
LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.74)	9.08

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2045 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 60-61 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(1.05)%	9.51%
Return After Taxes on Distributions	(1.99)	8.46
Return After Taxes on Distributions and Sale of Fund Shares	(0.57)	6.95
CLASS R5 SHARES
Return Before Taxes	(1.15)	9.43
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.02
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.21)	9.37
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.51)	9.52

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2050 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 67-68 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(1.13)%	9.50%
Return After Taxes on Distributions	(2.08)	8.45
Return After Taxes on Distributions and Sale of Fund Shares	(0.61)	6.94
CLASS R5 SHARES
Return Before Shares	(1.18)	9.44
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.34
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.22)	10.62
LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.69)	9.20

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 70-71 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(1.02)%	9.40%
Return After Taxes on Distributions	(1.94)	8.19
Return After Taxes on Distributions and Sale of Fund Shares	(0.56)	6.78
CLASS R5 SHARES
Return Before Taxes	(1.07)	9.34
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.54)	10.57
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.29)	10.85
LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.59)	10.00

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

A, C Shares | JPMorgan SmartRetirement* Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 6 and 7 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.52)%	2.67%
Return After Taxes on Distributions	(6.27)	1.80
Return After Taxes on Distributions and Sale of Fund Shares	(3.10)	1.67
CLASS C SHARES
Return Before Taxes	(2.65)	3.41
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.18)	3.92
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.07	4.40
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(1.60)	3.04

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C Shares | JPMorgan SmartRetirement* Blend Income Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.52%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend Income Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.65%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend Income Fund | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.27%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.10%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.18%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.92%	[1]
A, C Shares | JPMorgan SmartRetirement* Blend Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.07%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	4.40%	[1]
A, C Shares | JPMorgan SmartRetirement* Blend Income Fund | LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.60%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.04%	[2]
A, C Shares | JPMorgan SmartRetirement* Blend 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2020 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 22 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.48)%	5.10%
Return After Taxes on Distributions	(6.29)	4.20
Return After Taxes on Distributions and Sale of Fund Shares	(3.09)	3.54
CLASS C SHARES
Return Before Taxes	(2.65)	5.86
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.19)	7.31
S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.06	7.57
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(0.99)	6.30

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C Shares | JPMorgan SmartRetirement* Blend 2020 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.48%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2020 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.65%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2020 Fund | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.29%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.09%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2020 Fund | S&P TARGET DATE 2020 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.19%)	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.31%	[3]
A, C Shares | JPMorgan SmartRetirement* Blend 2020 Fund | S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.06%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.57%	[3]
A, C Shares | JPMorgan SmartRetirement* Blend 2020 Fund | LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.99%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	6.30%	[2]
A, C Shares | JPMorgan SmartRetirement* Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2025 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 30 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.57)%	6.01%
Return After Taxes on Distributions	(6.34)	5.13
Return After Taxes on Distributions and Sale of Fund Shares	(3.13)	4.26
CLASS C SHARES
Return Before Taxes	(2.73)	6.78
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.25)	8.03
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.00)[2]	8.30
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX[3]
(Reflects No Deduction for Taxes)	(1.06)	7.38

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	Amount rounds to less than 0.005%.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C Shares | JPMorgan SmartRetirement* Blend 2025 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.57%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2025 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.73%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2025 Fund | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.34%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2025 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.13%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2025 Fund | S&P TARGET DATE 2025 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.25%)	[4]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.03%	[4]
A, C Shares | JPMorgan SmartRetirement* Blend 2025 Fund | S&P TARGET DATE 2025 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	none	[4],[5]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.30%	[4]
A, C Shares | JPMorgan SmartRetirement* Blend 2025 Fund | LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.06%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.38%	[2]
A, C Shares | JPMorgan SmartRetirement* Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2030 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 38 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.71)%	6.78%
Return After Taxes on Distributions	(6.46)	5.92
Return After Taxes on Distributions and Sale of Fund Shares	(3.21)	4.87
CLASS C SHARES
Return Before Taxes	(2.85)	7.55
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.30)	8.74
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.05)	9.01
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.37)	8.19

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C Shares | JPMorgan SmartRetirement* Blend 2030 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.71%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2030 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.85%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2030 Fund | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.46%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.21%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2030 Fund | S&P TARGET DATE 2030 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.30%)	[6]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.74%	[6]
A, C Shares | JPMorgan SmartRetirement* Blend 2030 Fund | S&P TARGET DATE 2030 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.05%)	[6]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.01%	[6]
A, C Shares | JPMorgan SmartRetirement* Blend 2030 Fund | LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.37%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.19%	[2]
A, C Shares | JPMorgan SmartRetirement* Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2035 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 46 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.77)%	7.38%
Return After Taxes on Distributions	(6.51)	6.56
Return After Taxes on Distributions and Sale of Fund Shares	(3.25)	5.37
CLASS C SHARES
Return Before Taxes	(2.92)	8.16
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.35)	9.30
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.10)	9.57
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.31)	8.99

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C Shares | JPMorgan SmartRetirement* Blend 2035 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.77%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2035 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.92%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2035 Fund | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.51%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2035 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.25%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2035 Fund | S&P TARGET DATE 2035 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.35%)	[7]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.30%	[7]
A, C Shares | JPMorgan SmartRetirement* Blend 2035 Fund | S&P TARGET DATE 2035 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.10%)	[7]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.57%	[7]
A, C Shares | JPMorgan SmartRetirement* Blend 2035 Fund | LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.31%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.99%	[2]
A, C Shares | JPMorgan SmartRetirement* Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2040 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 54 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(6.02)%	7.65%
Return After Taxes on Distributions	(6.76)	6.83
Return After Taxes on Distributions and Sale of Fund Shares	(3.38)	5.58
CLASS C SHARES
Return Before Taxes	(3.18)	8.42
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	9.70
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.15)	9.98
LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.74)	9.08

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C Shares | JPMorgan SmartRetirement* Blend 2040 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.02%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2040 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.18%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.76%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.83%
A, C Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.38%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.58%
A, C Shares | JPMorgan SmartRetirement* Blend 2040 Fund | S&P TARGET DATE 2040 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.40%)	[8]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.70%	[8]
A, C Shares | JPMorgan SmartRetirement* Blend 2040 Fund | S&P TARGET DATE 2040 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.15%)	[8]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.98%	[8]
A, C Shares | JPMorgan SmartRetirement* Blend 2040 Fund | LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.74%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.08%	[2]
A, C Shares | JPMorgan SmartRetirement* Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2045 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 62 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.87)%	7.63%
Return After Taxes on Distributions	(6.60)	6.78
Return After Taxes on Distributions and Sale of Fund Shares	(3.30)	5.55
CLASS C SHARES
Return Before Taxes	(3.05)	8.41
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.02
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.21)	9.37
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.51)	9.52

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C Shares | JPMorgan SmartRetirement* Blend 2045 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.87%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2045 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.05%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2045 Fund | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.60%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.30%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2045 Fund | S&P TARGET DATE 2045 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.46%)	[9]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.02%	[9]
A, C Shares | JPMorgan SmartRetirement* Blend 2045 Fund | S&P TARGET DATE 2045 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.21%)	[9]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.37%	[9]
A, C Shares | JPMorgan SmartRetirement* Blend 2045 Fund | LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.51%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.52%	[2]
A, C Shares | JPMorgan SmartRetirement* Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2050 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 70 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.94)%	7.64%
Return After Taxes on Distributions	(6.68)	6.78
Return After Taxes on Distributions and Sale of Fund Shares	(3.34)	5.55
CLASS C SHARES
Return Before Taxes	(3.08)	8.41
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.34
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.22)	10.62
LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.69)	9.20

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C Shares | JPMorgan SmartRetirement* Blend 2050 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.94%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2050 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.08%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2050 Fund | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.68%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.34%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2050 Fund | S&P TARGET DATE 2050 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.46%)	[10]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.34%	[10]
A, C Shares | JPMorgan SmartRetirement* Blend 2050 Fund | S&P TARGET DATE 2050 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.22%)	[10]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.62%	[10]
A, C Shares | JPMorgan SmartRetirement* Blend 2050 Fund | LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.69%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.20%	[2]
A, C Shares | JPMorgan SmartRetirement* Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the "Fund")

(Class A and Class C Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 78 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS A SHARES
Return Before Taxes	(5.87)%	7.53%
Return After Taxes on Distributions	(6.58)	6.50
Return After Taxes on Distributions and Sale of Fund Shares	(3.31)	5.39
CLASS C SHARES
Return Before Taxes	(3.03)	8.31
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.54)	10.57
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.29)	10.85
LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.59)	10.00

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class A Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C Shares | JPMorgan SmartRetirement* Blend 2055 Fund | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.87%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2055 Fund | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.03%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.58%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(3.31%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
A, C Shares | JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.54%)	[11]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.57%	[11]
A, C Shares | JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.29%)	[11]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.85%	[11]
A, C Shares | JPMorgan SmartRetirement* Blend 2055 Fund | LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.59%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.00%	[2]
I Shares | JPMorgan SmartRetirement* Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 6 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(0.96)%	4.18%
Return After Taxes on Distributions	(1.82)	3.23
Return After Taxes on Distributions and Sale of Fund Shares	(0.52)	2.81
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.18)	3.92
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.07	4.40
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(1.60)	3.04

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
I Shares | JPMorgan SmartRetirement* Blend Income Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.96%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend Income Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.52%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.18%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.92%	[1]
I Shares | JPMorgan SmartRetirement* Blend Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.07%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	4.40%	[1]
I Shares | JPMorgan SmartRetirement* Blend Income Fund | LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.60%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.04%	[2]
I Shares | JPMorgan SmartRetirement* Blend 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2020 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 21-22 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(0.90)%	6.66%
Return After Taxes on Distributions	(1.81)	5.68
Return After Taxes on Distributions and Sale of Fund Shares	(0.49)	4.72
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.19)	7.31
S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.06	7.57
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(0.99)	6.30

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
I Shares | JPMorgan SmartRetirement* Blend 2020 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.90%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2020 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.81%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.49%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2020 Fund | S&P TARGET DATE 2020 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.19%)	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.31%	[3]
I Shares | JPMorgan SmartRetirement* Blend 2020 Fund | S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.06%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.57%	[3]
I Shares | JPMorgan SmartRetirement* Blend 2020 Fund | LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.99%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	6.30%	[2]
I Shares | JPMorgan SmartRetirement* Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2025 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 28-29 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(0.97)%	7.60%
Return After Taxes on Distributions	(1.85)	6.63
Return After Taxes on Distributions and Sale of Fund Shares	(0.53)	5.47
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.25)	8.03
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.00)[2]	8.30
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX[3]
(Reflects No Deduction for Taxes)	(1.06)	7.38

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	Amount rounds to less than 0.005%.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
I Shares | JPMorgan SmartRetirement* Blend 2025 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.97%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2025 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2025 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.53%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2025 Fund | S&P TARGET DATE 2025 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.25%)	[4]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.03%	[4]
I Shares | JPMorgan SmartRetirement* Blend 2025 Fund | S&P TARGET DATE 2025 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	none	[4],[5]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.30%	[4]
I Shares | JPMorgan SmartRetirement* Blend 2025 Fund | LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.06%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.38%	[2]
I Shares | JPMorgan SmartRetirement* Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2030 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 35-36 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.09)%	8.36%
Return After Taxes on Distributions	(1.95)	7.42
Return After Taxes on Distributions and Sale of Fund Shares	(0.60)	6.09
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.30)	8.74
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.05)	9.01
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.37)	8.19

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
I Shares | JPMorgan SmartRetirement* Blend 2030 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.09%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2030 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.95%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.60%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2030 Fund | S&P TARGET DATE 2030 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.30%)	[6]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.74%	[6]
I Shares | JPMorgan SmartRetirement* Blend 2030 Fund | S&P TARGET DATE 2030 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.05%)	[6]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.01%	[6]
I Shares | JPMorgan SmartRetirement* Blend 2030 Fund | LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.37%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.19%	[2]
I Shares | JPMorgan SmartRetirement* Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2035 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 42-43 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.21)%	8.97%
Return After Taxes on Distributions	(2.06)	8.06
Return After Taxes on Distributions and Sale of Fund Shares	(0.67)	6.59
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.35)	9.30
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.10)	9.57
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.31)	8.99

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
I Shares | JPMorgan SmartRetirement* Blend 2035 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.21%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2035 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.06%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2035 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.67%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2035 Fund | S&P TARGET DATE 2035 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.35%)	[7]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.30%	[7]
I Shares | JPMorgan SmartRetirement* Blend 2035 Fund | S&P TARGET DATE 2035 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.10%)	[7]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.57%	[7]
I Shares | JPMorgan SmartRetirement* Blend 2035 Fund | LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.31%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.99%	[2]
I Shares | JPMorgan SmartRetirement* Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2040 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 49-50 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.42)%	9.24%
Return After Taxes on Distributions	(2.26)	8.34
Return After Taxes on Distributions and Sale of Fund Shares	(0.78)	6.81
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	9.70
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.15)	9.98
LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.74)	9.08

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
I Shares | JPMorgan SmartRetirement* Blend 2040 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.42%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.26%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.78%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2040 Fund | S&P TARGET DATE 2040 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.40%)	[8]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.70%	[8]
I Shares | JPMorgan SmartRetirement* Blend 2040 Fund | S&P TARGET DATE 2040 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.15%)	[8]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.98%	[8]
I Shares | JPMorgan SmartRetirement* Blend 2040 Fund | LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.74%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.08%	[2]
I Shares | JPMorgan SmartRetirement* Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2045 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 56-57 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.34)%	9.22%
Return After Taxes on Distributions	(2.18)	8.28
Return After Taxes on Distributions and Sale of Fund Shares	(0.73)	6.77
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.02
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.21)	9.37
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.51)	9.52

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
I Shares | JPMorgan SmartRetirement* Blend 2045 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.34%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2045 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.18%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.73%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2045 Fund | S&P TARGET DATE 2045 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.46%)	[9]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.02%	[9]
I Shares | JPMorgan SmartRetirement* Blend 2045 Fund | S&P TARGET DATE 2045 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.21%)	[9]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.37%	[9]
I Shares | JPMorgan SmartRetirement* Blend 2045 Fund | LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.51%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.52%	[2]
I Shares | JPMorgan SmartRetirement* Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2050 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 63-64 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.38)%	9.23%
Return After Taxes on Distributions	(2.22)	8.28
Return After Taxes on Distributions and Sale of Fund Shares	(0.75)	6.78
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.34
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.22)	10.62
LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.69)	9.20

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
I Shares | JPMorgan SmartRetirement* Blend 2050 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2050 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.22%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.75%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2050 Fund | S&P TARGET DATE 2050 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.46%)	[10]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.34%	[10]
I Shares | JPMorgan SmartRetirement* Blend 2050 Fund | S&P TARGET DATE 2050 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.22%)	[10]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.62%	[10]
I Shares | JPMorgan SmartRetirement* Blend 2050 Fund | LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.69%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.20%	[2]
I Shares | JPMorgan SmartRetirement* Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the "Fund")

(Class I Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 70-71 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	(1.30)%	9.12%
Return After Taxes on Distributions	(2.12)	8.01
Return After Taxes on Distributions and Sale of Fund Shares	(0.72)	6.60
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.54)	10.57
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.29)	10.85
LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.59)	10.00

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class I Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
I Shares | JPMorgan SmartRetirement* Blend 2055 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.30%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.12%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.72%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
I Shares | JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.54%)	[11]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.57%	[11]
I Shares | JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.29%)	[11]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.85%	[11]
I Shares | JPMorgan SmartRetirement* Blend 2055 Fund | LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.59%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.00%	[2]
R2 Shares | JPMorgan SmartRetirement* Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 6 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.30)%	3.78%
Return After Taxes on Distributions	(1.98)	3.01
Return After Taxes on Distributions and Sale of Fund Shares	(0.72)	2.57
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.18)	3.92
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.07	4.40
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(1.60)	3.04

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 Shares | JPMorgan SmartRetirement* Blend Income Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.30%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend Income Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.72%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.18%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.92%	[1]
R2 Shares | JPMorgan SmartRetirement* Blend Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.07%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	4.40%	[1]
R2 Shares | JPMorgan SmartRetirement* Blend Income Fund | LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.60%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.04%	[2]
R2 Shares | JPMorgan SmartRetirement* Blend 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2020 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 21-22 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.25)%	6.24%
Return After Taxes on Distributions	(1.98)	5.44
Return After Taxes on Distributions and Sale of Fund Shares	(0.69)	4.48
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.19)	7.31
S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.06	7.57
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(0.99)	6.30

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.25%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.69%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | S&P TARGET DATE 2020 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.19%)	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.31%	[3]
R2 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.06%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.57%	[3]
R2 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.99%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	6.30%	[2]
R2 Shares | JPMorgan SmartRetirement* Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2025 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 28-29 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.38)%	7.16%
Return After Taxes on Distributions	(2.08)	6.37
Return After Taxes on Distributions and Sale of Fund Shares	(0.76)	5.21
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.25)	8.03
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.00)[2]	8.30
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX[3]
(Reflects No Deduction for Taxes)	(1.06)	7.38

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	Amount rounds to less than 0.005%.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.76%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | S&P TARGET DATE 2025 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.25%)	[4]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.03%	[4]
R2 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | S&P TARGET DATE 2025 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	none	[4],[5]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.30%	[4]
R2 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.06%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.38%	[2]
R2 Shares | JPMorgan SmartRetirement* Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2030 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 35-36 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.50)%	7.93%
Return After Taxes on Distributions	(2.18)	7.18
Return After Taxes on Distributions and Sale of Fund Shares	(0.83)	5.83
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.30)	8.74
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.05)	9.01
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.37)	8.19

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.50%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.18%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.83%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | S&P TARGET DATE 2030 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.30%)	[6]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.74%	[6]
R2 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | S&P TARGET DATE 2030 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.05%)	[6]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.01%	[6]
R2 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.37%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.19%	[2]
R2 Shares | JPMorgan SmartRetirement* Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2035 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 42-43 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.62)%	8.53%
Return After Taxes on Distributions	(2.29)	7.80
Return After Taxes on Distributions and Sale of Fund Shares	(0.90)	6.32
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.35)	9.30
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.10)	(9.57)
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.31)	8.99

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.62%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.29%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.90%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | S&P TARGET DATE 2035 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.35%)	[7]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.30%	[7]
R2 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | S&P TARGET DATE 2035 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.10%)	[7]
Life of Fund	rr_AverageAnnualReturnSinceInception	(9.57%)	[7]
R2 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.31%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.99%	[2]
R2 Shares | JPMorgan SmartRetirement* Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2040 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 49-50 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.78)%	8.81%
Return After Taxes on Distributions	(2.45)	8.10
Return After Taxes on Distributions and Sale of Fund Shares	(0.99)	6.56
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	9.70
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.15)	9.98
LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.74)	9.08

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.78%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.45%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.99%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | S&P TARGET DATE 2040 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.40%)	[8]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.70%	[8]
R2 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | S&P TARGET DATE 2040 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.15%)	[8]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.98%	[8]
R2 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.74%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.08%	[2]
R2 Shares | JPMorgan SmartRetirement* Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2045 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 56-57 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.75)%	8.78%
Return After Taxes on Distributions	(2.41)	8.03
Return After Taxes on Distributions and Sale of Fund Shares	(0.97)	6.51
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.02
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.21)	9.37
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.51)	9.52

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.75%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.41%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.97%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | S&P TARGET DATE 2045 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.46%)	[9]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.02%	[9]
R2 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | S&P TARGET DATE 2045 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.21%)	[9]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.37%	[9]
R2 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.51%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.52%	[2]
R2 Shares | JPMorgan SmartRetirement* Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2050 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 63-64 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.78)%	8.78%
Return After Taxes on Distributions	(2.45)	8.02
Return After Taxes on Distributions and Sale of Fund Shares	(0.98)	6.51
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.34
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.22)	10.62
LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.69)	9.20

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.78%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.45%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.98%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | S&P TARGET DATE 2050 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.46%)	[10]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.34%	[10]
R2 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | S&P TARGET DATE 2050 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.22%)	[10]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.62%	[10]
R2 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.69%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.20%	[2]
R2 Shares | JPMorgan SmartRetirement* Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the "Fund")

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 70-71 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R2 SHARES
Return Before Taxes	(1.68)%	8.69%
Return After Taxes on Distributions	(2.31)	7.77
Return After Taxes on Distributions and Sale of Fund Shares	(0.93)	6.35
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.54)	10.57
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.29)	10.85
LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.59)	10.00

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.68%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R2 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.93%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R2 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.54%)	[11]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.57%	[11]
R2 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.29%)	[11]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.85%	[11]
R2 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.59%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.00%	[2]
R3, R4 Shares | JPMorgan SmartRetirement* Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 6 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	5.54%	4.48%
Return After Taxes on Distributions	4.54	3.52
Return After Taxes on Distributions and Sale of Fund Shares	3.13	3.03
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.01	4.16
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	5.27	4.59
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	5.30	3.66

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R3 and Class R4 Shares have not operated for a full calendar year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R3, R4 Shares | JPMorgan SmartRetirement* Blend Income Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend Income Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.13%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.01%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	4.16%	[1]
R3, R4 Shares | JPMorgan SmartRetirement* Blend Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.27%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	4.59%	[1]
R3, R4 Shares | JPMorgan SmartRetirement* Blend Income Fund | LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.30%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.66%	[2]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2020 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 13-14 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	6.51%	6.63%
Return After Taxes on Distributions	5.48	5.63
Return After Taxes on Distributions and Sale of Fund Shares	3.67	4.70
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.22	7.29
S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.49	7.56
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	5.58	6.14

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R3 and Class R4 Shares have not operated for a full calendar year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.51%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.48%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.67%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | S&P TARGET DATE 2020 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.22%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.29%	[3]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.49%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.56%	[3]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.58%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	6.14%	[2]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2025 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 20-21 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	6.97%	7.46%
Return After Taxes on Distributions	5.97	6.48
Return After Taxes on Distributions and Sale of Fund Shares	3.94	5.37
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	7.82	7.98
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	8.09	8.25
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	6.33	7.14

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R3 and Class R4 Shares have not operated for a full calendar year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.97%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.97%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.94%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | S&P TARGET DATE 2025 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.82%	[4]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.98%	[4]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | S&P TARGET DATE 2025 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.09%	[4]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.25%	[4]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.33%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.14%	[2]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2030 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 27-28 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	7.57%	8.18%
Return After Taxes on Distributions	6.59	7.23
Return After Taxes on Distributions and Sale of Fund Shares	4.27	5.97
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	8.35	8.65
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	8.62	8.92
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	7.04	8.04

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R3 and Class R4 Shares have not operated for a full calendar year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.57%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.59%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.27%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | S&P TARGET DATE 2030 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.35%	[6]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.65%	[6]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | S&P TARGET DATE 2030 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.62%	[6]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.92%	[6]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.04%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.04%	[2]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2035 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 34-35 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	8.01%	8.76%
Return After Taxes on Distributions	7.04	7.83
Return After Taxes on Distributions and Sale of Fund Shares	4.52	6.44
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	8.85	9.20
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.12	9.47
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	7.34	8.61

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R3 and Class R4 Shares have not operated for a full calendar year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.52%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | S&P TARGET DATE 2035 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.85%	[7]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.20%	[7]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | S&P TARGET DATE 2035 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.12%	[7]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.47%	[7]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.34%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.61%	[2]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2040 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 41-42 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	8.53%	9.08%
Return After Taxes on Distributions	7.56	8.17
Return After Taxes on Distributions and Sale of Fund Shares	4.81	6.71
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.23	9.60
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.50	9.87
LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	0.36	2.79

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R3 and Class R4 Shares have not operated for a full calendar year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.53%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.56%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.81%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | S&P TARGET DATE 2040 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.23%	[8]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.60%	[8]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | S&P TARGET DATE 2040 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.50%	[8]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.87%	[8]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.36%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	2.79%	[2]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2045 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 48-49 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	8.54%	9.07%
Return After Taxes on Distributions	7.58	8.12
Return After Taxes on Distributions and Sale of Fund Shares	4.82	6.68
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.54	9.91
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.81	9.47
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	7.76	9.12

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R3 and Class R4 Shares have not operated for a full calendar year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.54%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.82%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | S&P TARGET DATE 2045 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.54%	[9]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.91%	[9]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | S&P TARGET DATE 2045 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.81%	[9]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.47%	[9]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.76%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.12%	[2]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2050 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 55-56 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	8.53%	9.07%
Return After Taxes on Distributions	7.57	8.12
Return After Taxes on Distributions and Sale of Fund Shares	4.81	6.68
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.74	10.21
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	10.01	10.48
LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	7.87	8.90

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R3 and Class R4 Shares have not operated for a full calendar year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.53%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.57%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.81%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | S&P TARGET DATE 2050 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.74%	[10]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.21%	[10]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | S&P TARGET DATE 2050 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.01%	[10]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.48%	[10]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.87%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.90%	[2]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the "Fund")

(Class R3 and Class R4 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 62-63 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS I SHARES
Return Before Taxes	8.59%	9.00%
Return After Taxes on Distributions	7.63	7.92
Return After Taxes on Distributions and Sale of Fund Shares	4.85	6.55
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	9.94	10.43
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	10.22	10.71
LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	8.00	9.54

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. Because Class R3 and Class R4 Shares have not operated for a full calendar year, the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart and table show how the performance of the Fund's Class I Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R3 and Class R4 Shares have not operated for a full calendar year
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.59%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.63%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.85%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.94%	[11]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.43%	[11]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.22%	[11]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.71%	[11]
R3, R4 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.00%	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.54%	[2]
R5, R6 Shares | JPMorgan SmartRetirement* Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 6 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(0.66)%	4.44%
Return After Taxes on Distributions	(1.62)	3.39
Return After Taxes on Distributions and Sale of Fund Shares	(0.35)	2.96
CLASS R5 SHARES
Return Before Taxes	(0.71)	4.40
S&P TARGET DATE RETIREMENT INCOME INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.18)	3.92
S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.07	4.40
LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	(1.60)	3.04

1	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date Retirement Income Index, a broad-based securities market index, and the Lipper Mixed-Asset Target Today Funds Average, an index based on the total returns of all mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R5, R6 Shares | JPMorgan SmartRetirement* Blend Income Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.66%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend Income Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.71%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend Income Fund | Return After Taxes on Distributions | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.62%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Life of Fund	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.18%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.92%	[1]
R5, R6 Shares | JPMorgan SmartRetirement* Blend Income Fund | S&P TARGET DATE RETIREMENT INCOME INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.07%	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	4.40%	[1]
R5, R6 Shares | JPMorgan SmartRetirement* Blend Income Fund | LIPPER MIXED-ASSET TARGET TODAY FUNDS AVERAGE (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.60%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	3.04%	[2]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2020 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 21-22 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(0.65)%	6.92%
Return After Taxes on Distributions	(1.67)	5.83
Return After Taxes on Distributions and Sale of Fund Shares	(0.36)	4.88
CLASS R5 SHARES
Return Before Taxes	(0.70)	6.88
S&P TARGET DATE 2020 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.19)	7.31
S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	0.06	7.57
LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(0.99)	6.30

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2020 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2020 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.65%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.70%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | Return After Taxes on Distributions | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.67%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.36%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | S&P TARGET DATE 2020 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.19%)	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.31%	[3]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | S&P TARGET DATE RETIREMENT 2020 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.06%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.57%	[3]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2020 Fund | LIPPER MIXED-ASSET TARGET 2020 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.99%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	6.30%	[2]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2025 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 29-30 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(0.67)%	7.87%
Return After Taxes on Distributions	(1.66)	6.79
Return After Taxes on Distributions and Sale of Fund Shares	(0.86)	5.63
CLASS R5 SHARES
Return Before Taxes	(0.77)	7.82
S&P TARGET DATE 2025 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.25)	8.03
S&P TARGET DATE 2025 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.00)[2]	8.30
LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX[3]
(Reflects No Deduction for Taxes)	(1.06)	7.38

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.

2	Amount rounds to less than 0.005%.

3	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2025 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2025 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.67%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.77%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | Return After Taxes on Distributions | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.66%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.86%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | S&P TARGET DATE 2025 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.25%)	[4]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.03%	[4]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | S&P TARGET DATE 2025 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	none	[4],[5]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.30%	[4]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2025 Fund | LIPPER MIXED-ASSET TARGET 2025 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.06%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	7.38%	[2]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2030 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 37-38 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(0.85)%	8.62%
Return After Taxes on Distributions	(1.81)	7.58
Return After Taxes on Distributions and Sale of Fund Shares	(0.46)	6.25
CLASS R5 SHARES
Return Before Taxes	(0.95)	8.56
S&P TARGET DATE 2030 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.30)	8.74
S&P TARGET DATE 2030 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.05)	9.01
LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.37)	8.19

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2030 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2030 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.85%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.95%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | Return After Taxes on Distributions | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.81%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.46%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | S&P TARGET DATE 2030 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.30%)	[6]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.74%	[6]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | S&P TARGET DATE 2030 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.05%)	[6]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.01%	[6]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2030 Fund | LIPPER MIXED-ASSET TARGET 2030 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.37%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.19%	[2]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2035 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 45-46 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(0.97)%	9.24%
Return After Taxes on Distributions	(1.92)	8.22
Return After Taxes on Distributions and Sale of Fund Shares	(0.53)	6.75
CLASS R5 SHARES
Return Before Taxes	(1.01)	9.20
S&P TARGET DATE 2035 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.35)	9.30
S&P TARGET DATE 2035 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.10)	(9.57)
LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.31)	8.99

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2035 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2035 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.97%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.01%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | Return After Taxes on Distributions | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.92%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.53%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | S&P TARGET DATE 2035 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.35%)	[7]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.30%	[7]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | S&P TARGET DATE 2035 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.10%)	[7]
Life of Fund	rr_AverageAnnualReturnSinceInception	(9.57%)	[7]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2035 Fund | LIPPER MIXED-ASSET TARGET 2035 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.31%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	8.99%	[2]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2040 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 53-54 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(1.13)%	9.51%
Return After Taxes on Distributions	(2.08)	8.50
Return After Taxes on Distributions and Sale of Fund Shares	(0.61)	6.97
CLASS R5 SHARES
Return Before Taxes	(1.23)	9.46
S&P TARGET DATE 2040 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	9.70
S&P TARGET DATE 2040 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.15)	9.98
LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.74)	9.08

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2040 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2040 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.13%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.23%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.61%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | S&P TARGET DATE 2040 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.40%)	[8]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.70%	[8]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | S&P TARGET DATE 2040 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.15%)	[8]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.98%	[8]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2040 Fund | LIPPER MIXED-ASSET TARGET 2040 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.74%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.08%	[2]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2045 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 60-61 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(1.05)%	9.51%
Return After Taxes on Distributions	(1.99)	8.46
Return After Taxes on Distributions and Sale of Fund Shares	(0.57)	6.95
CLASS R5 SHARES
Return Before Taxes	(1.15)	9.43
S&P TARGET DATE 2045 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.02
S&P TARGET DATE 2045 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.21)	9.37
LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.51)	9.52

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2045 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2045 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.05%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.15%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | Return After Taxes on Distributions | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.57%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | S&P TARGET DATE 2045 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.46%)	[9]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.02%	[9]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | S&P TARGET DATE 2045 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.21%)	[9]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.37%	[9]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2045 Fund | LIPPER MIXED-ASSET TARGET 2045 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.51%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.52%	[2]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2050 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 67-68 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(1.13)%	9.50%
Return After Taxes on Distributions	(2.08)	8.45
Return After Taxes on Distributions and Sale of Fund Shares	(0.61)	6.94
CLASS R5 SHARES
Return Before Shares	(1.18)	9.44
S&P TARGET DATE 2050 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.46)	10.34
S&P TARGET DATE 2050 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.22)	10.62
LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.69)	9.20

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2050 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2050 Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.13%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.18%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | Return After Taxes on Distributions | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.61%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | S&P TARGET DATE 2050 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.46%)	[10]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.34%	[10]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | S&P TARGET DATE 2050 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.22%)	[10]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.62%	[10]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2050 Fund | LIPPER MIXED-ASSET TARGET 2050 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.69%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	9.20%	[2]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend 2055 Fund

(the "Fund")

(Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated July 7, 2017

to the Prospectus and Summary Prospectus

dated November 1, 2016, as supplemented

MODIFICATION OF BROAD-BASED INDEX. On June 1, 2017, S&P Dow Jones Indices, the company that establishes the broad-based securities market index used by the Fund, changed the methodology used to calculate the S&P Target Date Retirement Indices. The S&P Target Date Retirement Index previously used by the Fund was comprised of exchange traded funds (ETFs), adjusted to remove the impact of ETF fees (i.e., gross return) (the "Old Index"). Going forward, the S&P Target Date Retirement Index used by the Fund will be comprised of underlying indices of securities (the "New Index"). In addition, the Old Index has been discontinued. As a result, performance for the New Index prior to June 1, 2017 will be linked to an S&P Target Date Retirement Index that was comprised of ETFs that was not adjusted to remove the impact of ETF fees (i.e., total return). Performance prior to June 1, 2017 listed under the New Index will therefore be lower than such performance listed under the Old Index. The name of the Fund's S&P Target Date Retirement Index will not change and there will be no change in the Fund's investment strategies as a result of the change.

The following "The Fund's Past Performance" and "Average Annual Total Return" table in the "Risk/Return Summary" section of the Prospectus replace the corresponding paragraph and table on page 70-71 of the Prospectus.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund since (7/2/12)
CLASS R6 SHARES
Return Before Taxes	(1.02)%	9.40%
Return After Taxes on Distributions	(1.94)	8.19
Return After Taxes on Distributions and Sale of Fund Shares	(0.56)	6.78
CLASS R5 SHARES
Return Before Taxes	(1.07)	9.34
S&P TARGET DATE 2055 INDEX (New Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.54)	10.57
S&P TARGET DATE 2055 INDEX (Old Index)[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.29)	10.85
LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX[2]
(Reflects No Deduction for Taxes)	(1.59)	10.00

1	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.

2	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.

After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Class R6 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	It compares that performance to the S&P Target Date 2055 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2055+ Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Class R6 Shares and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.02%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | CLASS R5 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.07%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.94%)
Life of Fund	rr_AverageAnnualReturnSinceInception	8.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS R6 SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.56%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (New Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.54%)	[11]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.57%	[11]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | S&P TARGET DATE 2055 INDEX (Old Index) (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.29%)	[11]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.85%	[11]
R5, R6 Shares | JPMorgan SmartRetirement* Blend 2055 Fund | LIPPER MIXED-ASSET TARGET 2055+ FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(1.59%)	[2]
Life of Fund	rr_AverageAnnualReturnSinceInception	10.00%	[2]

[1]	On June 1, 2017, the methodology used to calculate the S&P Target Date Retirement Income Index was changed. Prior to June 1, 2017, the S&P Target Date Retirement Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date Retirement Index is comprised of underlying indices of securities.
[2]	The Fund commenced operations on 7/2/12. Performance for the benchmark is from 7/31/12.
[3]	On June 1, 2017, the methodology used to calculate the S&P Target Date 2020 Index was changed. Prior to June 1, 2017, the S&P Target Date 2020 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2020 Index is comprised of underlying indices of securities.
[4]	On June 1, 2017, the methodology used to calculate the S&P Target Date 2025 Index was changed. Prior to June 1, 2017, the S&P Target Date 2025 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2025 Index is comprised of underlying indices of securities.
[5]	Amount rounds to less than 0.005%.
[6]	On June 1, 2017, the methodology used to calculate the S&P Target Date 2030 Index was changed. Prior to June 1, 2017, the S&P Target Date 2030 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2030 Index is comprised of underlying indices of securities.
[7]	On June 1, 2017, the methodology used to calculate the S&P Target Date 2035 Index was changed. Prior to June 1, 2017, the S&P Target Date 2035 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2035 Index is comprised of underlying indices of securities.
[8]	On June 1, 2017, the methodology used to calculate the S&P Target Date 2040 Index was changed. Prior to June 1, 2017, the S&P Target Date 2040 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2040 Index is comprised of underlying indices of securities.
[9]	On June 1, 2017, the methodology used to calculate the S&P Target Date 2045 Index was changed. Prior to June 1, 2017, the S&P Target Date 2045 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2045 Index is comprised of underlying indices of securities.
[10]	On June 1, 2017, the methodology used to calculate the S&P Target Date 2050 Index was changed. Prior to June 1, 2017, the S&P Target Date 2050 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2050 Index is comprised of underlying indices of securities.
[11]	On June 1, 2017, the methodology used to calculate the S&P Target Date 2055 Index was changed. Prior to June 1, 2017, the S&P Target Date 2055 Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective June 1, 2017, the S&P Target Date 2055 Index is comprised of underlying indices of securities.